LOANS - Non-accrual Corporate Loans (Details) - Corporate - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing receivable impaired
Number of months in sustained period of repayment performance for cash-basis loans to return to an accrual status	6 months
Recorded investment	$ 1,553	$ 3,046
Unpaid principal balance	2,377	4,338
Related specific allowance	212	478
Average carrying value	2,161	2,967
Interest income recognized	54	51	$ 42
Recorded investment, impaired financing receivable with specific allowance	703	1,649
Recorded investment, impaired financing receivable without specific allowance	850	1,397
Commercial and industrial
Financing receivable impaired
Recorded investment	1,263	2,784
Unpaid principal balance	1,858	3,649
Related specific allowance	198	438
Average carrying value	1,839	2,635
Interest income recognized	37	36
Recorded investment, impaired financing receivable with specific allowance	637	1,514
Recorded investment, impaired financing receivable without specific allowance	626	1,270
Financial institutions
Financing receivable impaired
Recorded investment	2	33
Unpaid principal balance	55	122
Related specific allowance	0	13
Average carrying value	4	29
Interest income recognized	0	0
Recorded investment, impaired financing receivable with specific allowance	0	31
Recorded investment, impaired financing receivable without specific allowance	2	2
Mortgage and real estate
Financing receivable impaired
Recorded investment	136	105
Unpaid principal balance	285	319
Related specific allowance	10	15
Average carrying value	163	92
Interest income recognized	0	0
Recorded investment, impaired financing receivable with specific allowance	29	37
Recorded investment, impaired financing receivable without specific allowance	107	68
Lease financing
Financing receivable impaired
Recorded investment	14	24
Unpaid principal balance	14	24
Related specific allowance	0	0
Average carrying value	21	35
Interest income recognized	0	0
Recorded investment, impaired financing receivable without specific allowance	14	24
Other
Financing receivable impaired
Recorded investment	138	100
Unpaid principal balance	165	224
Related specific allowance	4	12
Average carrying value	134	176
Interest income recognized	17	15
Recorded investment, impaired financing receivable with specific allowance	37	67
Recorded investment, impaired financing receivable without specific allowance	$ 101	$ 33